Condensed Interim Consolidated Statements of Cash Flows	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Cash flows from operating activities:
Net loss	$ (26,544,958)	$ (23,888,403)	$ (50,715,696)	$ (32,385,895)
Adjustments reconcile net loss to cash used in operating activities:
Depreciation and amortization	1,345,798	788,106	1,881,323	1,247,813
Stock-based compensation	7,824,176	39,674	1,275,425	68,840
Bad debt expense	82,291	40,858	44,457	259,052
Loss from change in fair-value of convertible shareholder loan	232,041	5,356,574	(5,951,087)	(4,646,994)
Loss from change in fair-value of convertible shareholder loan			5,951,087	4,646,994
Non-cash loss on debt extinguishment	(3,838,715)		4,377,051
Accrued interest expense on shareholder loans	2,560,810	957,077	1,957,401	1,341,913
Shareholder loan debt discounts			192,632
Unrealised loss/(gains)	(1,531,894)		(488,158)	101,511
Changes in operating assets and liabilities:
Accounts receivable and other receivables	2,957,000	(1,039,664)	(3,957,116)	(1,675,239)
Other current assets	1,788,011	(296,421)	(2,663,083)	(99,797)
Accounts payable and vouchers payable	(2,897,350)	1,671,417	7,361,586	2,938,930
Accrued expenses	1,659,719	588,407	2,107,266	1,817,290
Value-added tax payable	209,122	(108,584)	(670,241)	87,740
Income taxes receivable	284,519	231,241	(1,390,745)	(260,979)
Other current liabilities	(47,481)	279,786	57,356	(125,761)
Net cash used in operating activities	(15,916,911.08)	(15,379,932)	(34,679,455)	(22,037,588)
Cash flows from investing activities:
Purchases of property and equipment	(127,237)	(287,759)	(629,958)	(101,178)
Purchases of intangible assets	(2,105,528)	(852,404)	(3,261,930)	(1,497,213)
Net cash used in investing activities	(2,232,766)	(1,140,163)	(3,891,888)	(1,598,391)
Cash flows from financing activities:
Proceeds from issuance of common stock	83,534,362			2,587,312
Proceeds from issuance of debt (convertible loans)	(22,792,165)	16,952,654	7,228,736	5,599,942
Proceeds from shareholder loan	(40,007,763)		27,820,784	11,619,145
Net cash provided by financing activities	20,734,434	16,952,654	35,049,520	19,806,399
Effect of exchange rate changes on cash and cash equivalents	(2,516,040)	1,210,651	3,767,344	2,167,009
Change in cash and cash equivalents during the year	68,717	1,643,210	245,521	(1,662,571)
Cash and cash equivalents, beginning of year	832,671	587,150	587,150	2,249,721
Cash, end of year	$ 901,388	$ 2,230,360	$ 832,671	$ 587,150